Borrowings - Schedule of borrowings (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of borrowing costs [Abstract]
Opening balance	$ 1,931	$ 2,033	$ 2,033
Proceeds from borrowings	7	1,526	2,226
Repayment of borrowings	(7)	(811)	(2,310)
Finance costs paid on borrowings	(53)	(69)	(114)
Interest charged to the income statement	51	62	115
Other borrowing cost	0	0	(15)
Deferred loan fees	0	0	4
Translation	0	(13)	(8)
Closing balance	1,929	2,728	1,931
Finance costs paid on borrowings	53	69	114
Capitalised finance cost	(9)	(7)	(17)
Commitment fees, environmental guarantees fees and other	5	5	13
Total finance costs paid	$ 49	$ 67	$ 110